SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITIES (Details)	12 Months Ended
Sep. 30, 2023
Starbox Group [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Sep. 13, 2021
Place of incorporation	Cayman Islands
Percenatge of ownership description	Parent
Major business activities description	Investment holding
Starbox International [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Mar. 29, 2023
Place of incorporation	BVI
Major business activities description	Investment holding
Percenatge of ownership	100.00%
Starbox Global [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Mar. 29, 2023
Place of incorporation	BVI
Major business activities description	Investment holding
Percenatge of ownership	100.00%
Starbox Berhad [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 24, 2019
Place of incorporation	Malaysia
Major business activities description	Investment holding
Percenatge of ownership	100.00%
Starbox GB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 24, 2019
Place of incorporation	Malaysia
Major business activities description	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development
Percenatge of ownership	100.00%
Starbox SB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Jul. 23, 2019
Place of incorporation	Malaysia
Major business activities description	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development
Percenatge of ownership	100.00%
Starbox PB [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	May 21, 2019
Place of incorporation	Malaysia
Major business activities description	Providing secured payment solution services to retail merchant customers
Percenatge of ownership	100.00%
Irace Technology [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Sep. 07, 2023
Place of incorporation	BVI
Major business activities description	Investment holding
Percenatge of ownership	100.00%
One Eighty Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Oct. 17, 2022
Place of incorporation	Cayman Islands
Major business activities description	Investment holding
Percenatge of ownership	51.00%
One Eighty Holdings Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Oct. 14, 2022
Place of incorporation	Malaysia
Major business activities description	Investment holding
Percenatge of ownership	51.00%
Benefit Pointer Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Sep. 07, 2023
Place of incorporation	BVI
Major business activities description	Investment holding
Percenatge of ownership	51.00%
One Eighty Degrees Brandcom Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Mar. 28, 2013
Place of incorporation	Malaysia
Major business activities description	Providing digital marketing, advertising consulting, and design services
Percenatge of ownership	51.00%
Media Elements Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of formation	Oct. 04, 2002
Place of incorporation	Malaysia
Major business activities description	Providing online and offline advertisement, social media, and big data management services
Percenatge of ownership	51.00%